Significant Accounting Policies (Intangible Amortization Expense Table) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 44.5
2016	44.5
2017	44.5
2018	44.5
2019	43.6
Thereafter	311.4
Net Carrying Amount	$ 533.0